Segment Information (Details) - Schedule of Evaluate Performance Based on Operating Segment’s Revenue - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	$ 4,798,363	$ 9,031,327	$ 12,733,339	$ 22,028,303	$ 15,466,862
Segment income before tax	(1,620,927)	805,869	(716,678)	1,452,333	853,206
EXTEND [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	3,496,662	5,494,129	8,749,200	16,515,393	12,352,979
Segment income before tax	(501,337)	279,096	(435,557)	273,508	(253,519)
Other subsidiaries [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	1,301,701	3,537,198	3,984,139	5,512,910	3,113,883
Segment income before tax	$ (1,119,590)	$ 526,773	$ (281,121)	$ 1,178,825	$ 1,106,725